Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	106 Months Ended
	Dec. 29, 2015	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000237474
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Main BuyWrite ETF
Without Sales Load [Member] | C000237474
Average Annual Return [Line Items]
Average Annual Return, Percent		11.18%	7.27%	5.44%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%	15.27%	14.12%